Cover Page	May 20, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 20, 2026
Entity Registrant Name	WILLIAMS COMPANIES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-04174
Entity Tax Identification Number	73-0569878
Entity Address, Address Line One	One Williams Center
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74172
City Area Code	800
Local Phone Number	945-5426
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	WMB
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000107263
Amendment Flag	false
Northwest Pipeline LLC [Member]
Entity Information [Line Items]
Entity Registrant Name	Northwest Pipeline LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-07414
Entity Tax Identification Number	26-1157701
Entity Address, Address Line One	One Williams Center
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74172
City Area Code	800
Local Phone Number	945-5426
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000110019
Transcontinental Gas Pipe Line Company, LLC [Member]
Entity Information [Line Items]
Entity Registrant Name	Transcontinental Gas Pipe Line Company, LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-07584
Entity Tax Identification Number	74-1079400
Entity Address, Address Line One	2800 Post Oak Boulevard
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	215-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000099250